EQUITY (Details Narrative) - USD ($)																								12 Months Ended
	Jan. 01, 2025	Dec. 18, 2024	Jul. 01, 2024	Jun. 20, 2024	Jan. 30, 2024	Jan. 01, 2023	Aug. 29, 2022	Aug. 25, 2022	Aug. 18, 2022	Jul. 22, 2022	Jul. 01, 2022	Jun. 16, 2022	Jun. 09, 2022	Apr. 28, 2022	Jan. 01, 2022	Sep. 15, 2021	Sep. 07, 2021	Apr. 15, 2020	Apr. 15, 2020	Dec. 19, 2019	Nov. 08, 2019	Jun. 30, 2018	Apr. 24, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Jan. 30, 2025	Dec. 31, 2023	May 23, 2022	Mar. 03, 2022	Jan. 24, 2022	Nov. 07, 2019
Stock issued during period, shares, new issues																					6,000,000
Ordinary shares, shares authorized																							100,000,000	37,500,000	37,500,000
Ordinary shares, par value																					$ 0.00266667		$ 0.001	$ 0.00266667	$ 0.00266667
Reverse stock split description																					one-for-zero point three seven five (1 for 0.375) stock split
Ordinary shares, shares issued																					6,000,000			14,987,474	13,600,519							16,000,000
Ordinary shares, shares outstanding																					6,000,000			14,987,474	13,600,519							16,000,000
Preferred shares, shares authorized																								3,750,000	3,750,000
Athorized share capital																					$ 110,000
Preferred shares, par value																								$ 0.00266667	$ 0.00266667
Price per share																								2.93	2.78	$ 4.66		$ 2.71	$ 14.94		$ 3.64
Net shares received upon exercise																														199,259
Class of warrant or right, exercise price of warrants or rights																								$ 6.00	$ 6.00	$ 6.00		$ 6.00	$ 6.00		$ 6.00
Proceeds from warrant exercises																										$ 1,950,000
Sale of stock, shares																								1,386,955	3,372,825
Net proceeds from common stock																								$ 6,564,186	$ 8,405,018
Frank Ingriselli [Member]
Closing price					$ 2.70										$ 2.85
Frank Ingriselli [Member] | Employment Agreement [Member]
Number of restricted stock, shares					60,000										60,000
Vested options exercised	30,000		30,000			30,000					30,000
Common stock price per share																											$ 2.70
Common Stock [Member]
Stock issued during period, shares, new issues																								1,386,955	3,372,825
Shares issued for services, shares																									25,000
Total number of shares issued upon conversion of convertible note																										1,650,000
ARC Group Ltd [Member]
Shares issued for services, shares																			31,818
ARC Group Ltd [Member] | Common Stock [Member]
Shares issued for services, shares																			31,818
TraDigital Marketing Group, Inc [Member]
Shares issued for services, shares																			12,500
TraDigital Marketing Group, Inc [Member] | Common Stock [Member]
Shares issued for services, shares																5,000		12,500
Frank Ingriselli [Member] | Common Stock [Member]
Shares issued for services, shares																	35,000
Srax Inc [Member]
Stock issued during period, shares, new issues														2,105
Closing price														$ 19.00
L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt conversion amount													$ 9,600,000
Debt conversion price													$ 6.00
Warrant exercised shares												50,000
Closing price												$ 6.00
Warrants exercised shares							90,000		185,000																	325,000
Class of warrant or right, exercise price of warrants or rights							$ 6.00		$ 6.00
Proceeds from warrant exercises							$ 540,000		$ 1,110,000
L1 Capital Global Opportunities Master Fund Ltd [Member] | Common Stock [Member]
Exercise of warrants												50,000
L1 Capitals Election [Member]
Debt principal amount									$ 300,000
Debt conversion price									$ 6
H.C. Wainwright & Co., LLC [Member]
Aggregate gross offering price		$ 3,850,000								$ 20,000,000
Sale of stock, shares																									3,372,825
Net proceeds from common stock		$ 906,305																							$ 8,405,018
H.C. Wainwright & Co., LLC [Member] | Common Stock One [Member]
Sale of stock, shares								177,763
Common stock price per share								$ 10.7407
Net proceeds								$ 1,801,193
H.C. Wainwright & Co., LLC [Member] | Common Stock Two [Member]
Sale of stock, shares								280,612
Common stock price per share								$ 10.1090
Net proceeds from common stock								$ 2,750,449
Money Channel NYC Inc [Member]
Number of restricted stock, shares				25,000
IPO [Member]
Stock issued during period, shares, new issues																				1,363,637
Ordinary shares, shares outstanding																				7,363,637
Price per share																				$ 11.00
Proceeds from issuance of initial public offering																				$ 12,500,000
Minimum [Member]
Ordinary shares, shares authorized																					100,000,000
Ordinary shares, par value																					$ 0.001
Preferred shares, shares authorized																					10,000,000
Price per share																								$ 2.48
Maximum [Member]
Ordinary shares, shares authorized																					37,500,000
Ordinary shares, par value																					$ 0.00266667
Preferred shares, shares authorized																					3,750,000
Price per share																								$ 8.26
Maderic Holding Limited [Member]
Debt principal amount																						$ 21,150,000
HFO Investment Group [Member]
Debt principal amount																						$ 3,150,000
Number of shares held																					777,778
HFO Investment Group [Member] | Hfo [Member]
Ownership percentage (as a percent)																					12.96%
Maderic Holding Limited and HFO Investment Group [Member]
Number of shares issued																						15,999,000
Maderic Holding Limited [Member]
Stock issued during period, shares, new issues																							1,000
Percentage of legal ownership by kaixin auto group																					87.04%
Number of shares held																					5,222,222